Filed with the U.S. Securities and Exchange Commission on December 23, 2025
1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	235	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	238	[		]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-6115

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
JoAnn M. Strasser
Thompson Hine LLP
41 South High Street, 17th Floor
Columbus, OH 43215

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on __________, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on February 28, 2026 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 235 to the Registration Statement on Form N-1A of Series Portfolios Trust (the “Trust”) is being filed to reflect certain changes to the Fund’s principal investment strategies with respect to the Trust’s series: Equable Shares Hedged Equity ETF.

Equable Shares Hedged Equity ETF
Listed on NYSE Arca, Inc.: HEDG

Prospectus

[...], 2026

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Equable Shares Hedged Equity ETF

a series of Series Portfolios Trust (the “Trust”)

Summary Section

Equable Shares Hedged Equity ETF

Investment Objective
The Equable Shares Hedged Equity ETF (the “Fund”) seeks income, risk mitigation and long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.88%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(3)	[...]
Total Annual Fund Operating Expenses	[...]
(1)The management fee is structured as a “unified fee.” Teramo Advisors, LLC (the “Advisor”) has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Advisor (collectively, the “Excluded Expenses”).
(2)“Other Expenses” are estimated for the Fund’s current fiscal year.
(3)Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus because the financial statements include only the direct operating expenses incurred by the Fund and exclude AFFE.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
[...]	[...]	[...]	[...]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by participating in the broad market through investments in equity securities based on the S&P 500 ® Index (the “Index”) while hedging overall market exposure by writing (selling) exchange traded call options based on the same securities. In addition, the Fund employs a put spread strategy that covers a portion of the portfolio designed to further mitigate downside risk.

Equity Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers based on the Index. The Fund defines large capitalization issuers as those that comprise the Index. As of January 31, 2026, the market capitalization range of companies comprising the Index was $[...] billion to $[...] trillion. The Index is reconstituted on an annual basis. The Fund’s call options written on securities based on the Index are included for purposes of this 80% policy. Typically, the Fund seeks exposure to securities based on the Index by investing in one or more exchange-traded funds (“ETFs”) that invest in securities of large capitalization issuers. The Fund takes its proportionate interest in the underlying securities held by an ETF into account individually when calculating the Fund’s compliance with its policy of investing at least 80% of its net assets in securities of large capitalization issuers. The Fund may alternatively invest directly in equity securities of U.S. large capitalization issuers, such as common stocks. If the Fund does so, the Advisor will select investments in equity securities of large capitalization issuers in order to achieve an investment portfolio for the Fund that is designed to replicate the performance of the Index. To the extent the Fund invests in ETFs to achieve an investment portfolio that is representative of the securities that comprise the Index, the Fund will be considered to be a “fund of funds”, meaning that it is a fund that invests in other funds, and as such incurs management and other fees directly as well as indirectly through the acquired funds it invests in (reflected in the table above as acquired fund fees and expenses). The performance of the Fund is not intended to match the performance of the Index. If the Index is concentrated in an industry or group of industries, then the Fund will also concentrate its assets in the same industry or group of industries.

Options Strategy
The Fund writes (sells) call options based on the Index, which provides cash flow from option premiums and reduces the impact of market volatility on the Fund’s investment portfolio. A call option gives the buyer the right to purchase a security from the writer of the option at a specified price (the “exercise price”) prior to a certain date (the “expiration date”) in exchange for cash paid to the writer on the day the option is written (the “premium”). A written call option is “covered” if the Fund owns the underlying securities based on the Index at all times during the option period. When the Fund writes a call option, the Fund receives cash in the form of the premium in exchange for giving up a portion of the future upside gains from the underlying securities based on the Index. In addition, written call options partially hedge against declines in the prices of the underlying securities based on the Index, to the extent of the premium the Fund receives. Writing call options helps to mitigate declines in the Fund’s portfolio of equity securities, though it limits the Fund’s ability to profit from increases in the value of the Fund’s portfolio of equity securities. Options written by the Fund are expected to be rolled on a quarterly basis, or at the discretion of the Advisor.

Other Principal Investment Strategies
The Fund may temporarily invest up to 20% of its net assets in cash, cash equivalents, ETFs or money market funds for temporary investment purposes or to meet redemption requests. While under normal market conditions the Fund intends to invest at least 80% of its net assets in equity securities of large capitalization issuers, the Advisor may determine that it is not in the best interest of the Fund to immediately invest cash held by the Fund after an option expires and the equity securities held by the Fund are called away in exchange for cash. The Fund also may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to market, political, economic or other conditions for temporary defensive purposes. The Fund may sell an investment when a call option has expired, to raise cash to meet redemption requests or to seek a new investment opportunity identified by the Advisor as more suitable to pursue the Fund’s investment objective.

The Fund may buy put options or put spreads in an attempt to protect the Fund from a significant market decline. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security or index at the exercise price. Buying a put spread entails the purchase of a put option with a relatively higher strike price while writing (selling) a put option with a relatively lower strike price.

Principal Risks
As with any fund, there are risks to investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”), which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares, which may result in a widening of the bid and ask spread. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Correlation Risk. The Fund’s investment strategy of writing call options will result in performance that differs from that of the Index. The call options written by the Fund will limit the Fund’s opportunity to participate in increases when the Index performs well. Further, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index.

Call Option Risks. Writing call options limits the Fund’s ability to participate in price increases of the underlying securities. For the duration of the option written, the Fund will restrict the opportunity to profit from increases in the market value of underlying equity securities. The premiums received from the options may not be sufficient to offset any losses sustained from the decline in value of the underlying stocks over time. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Derivatives Risk. The Fund invests in options on indexes or equity securities. Options are instruments that derive their performance from underlying equity securities, also referred to as “derivatives.” Derivatives can be volatile, and the Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying security or index, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Put Options Risk. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. As the buyer of a put option, the Fund risks losing the premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless.

Equity Risk. The Fund invests in ETFs that invest in common stocks, options that derive their performance based on the Index, which is made up of common stocks, and may also at times invest directly in common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Funds Risk. The risks of investment in ETFs reflect the risks of the underlying instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund indirectly bear a proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the ETF. Shareholders may invest directly in an ETF, and thereby avoid duplicative fees. Trading on an exchange does not guarantee a liquid market will exist for an ETF. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. ETFs may trade at a premium or discount to their net asset value.

Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies

(funds). A fund of funds will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Although the Advisor will evaluate regularly each ETF in which the Fund invests to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by an ETF, and will not have the ability to control or otherwise influence the composition of the investment portfolio of an ETF. The investment adviser to each ETF may change aspects of its investment strategies at any time.

General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. For example, the global pandemic caused by COVID-19 caused major disruptions to the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets experienced extreme volatility and severe losses, and trading in many instruments was disrupted. Liquidity for many instruments was greatly reduced for periods of time.

Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk. Some transactions may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Use of leverage can produce volatility and increase the risk that the Fund may lose more than it has invested.

Liquidity Risk. The Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund, may prevent the Fund from taking advantage of other investment opportunities, or may prevent the Fund from meeting redemption requests.

Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments, and your investment may lose value.

Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Valuation Risk. The lack of an active trading market may make it difficult to obtain an accurate price for a security held or option written by the Fund. If market conditions make it difficult to value securities or options, the Fund may value these securities or options using more subjective methods, such as fair value pricing. In such cases, the value determined for a security or option could be different than the value realized upon such security’s or option’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Performance
The Fund is the successor to the Equable Shares Hedged Equity Fund, a series of the Trust ( the “Predecessor Fund”), and adopted the accounting and performance history of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 13, 2025 (the “Reorganization”). Accordingly, the performance shown in the bar chart and performance table for periods from the Fund’s inception to October 13, 2025, represents the performance of the Predecessor Fund, which operated as a mutual fund. The Fund has the same Advisor, investment objective and portfolio management team as the Predecessor Fund.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows the Fund’s performance for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index. The returns in the table below reflect the impact of the Operating Expenses Limitation Agreement between the Fund and the Advisor during such periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.equableshares.com/funds or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Returns as of December 31
Institutional Class Shares

During the period shown in the bar chart, the best performance for the Fund for a quarter was [9.54%] (for the quarter ended [June 30, 2020]) and the worst performance for the Fund was [-12.60%] (for the quarter ended [March 31, 2020]).
For the year-to-date period ended [...], 2025, the Fund’s total return was [...].

Average Annual Total Return as of December 31, 2025
	1 Year	5 Years	Since Inception (June 1, 2019)
Return Before Taxes	[...]	[...]	[...]
Return After Taxes on Distributions	[...]	[...]	[...]
Return After Taxes on Distributions and Sale of Fund Shares	[...]	[...]	[...]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[...]	[...]	[...]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor
Teramo Advisors, LLC is the Fund’s investment adviser.

Portfolio Manager
Ronald A. Santella, Chief Executive Officer and Chief Investment Officer of the Advisor, is the portfolio manager responsible for the day-to-day management of the Fund’s portfolio. Mr. Santella has managed the Fund since its inception on October 13, 2025 and the Predecessor Fund since it commenced operations in 2019.

Purchase and Sale of Fund Shares
Shares of the Fund are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares at NAV only in large specified numbers of shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.equableshares.com/funds.

Tax Information
The Fund’s dividends and distributions may be subject to Federal income taxes, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund

Investment Objective
The Fund has the investment objective of seeking income, risk mitigation and long-term capital appreciation. The investment objective of the Fund is not fundamental and may be changed without the approval of the Fund’s shareholders. The Trust, however, will provide shareholders with 30 days’ prior written notice of any such change.

Principal Investment Strategies of the Fund
To achieve its investment objective, the Fund participates in the broad market by investing in equity securities of U.S. large capitalization issuers while hedging overall market exposure by writing (selling) exchange-traded call options based on the same securities. Writing call options generates premium and mitigates downside risk, though it limits upside market participation. The Fund defines large capitalization issuers as those that comprise the Index, as described under the “Summary Section” for the Fund, above. Additionally, the Fund may buy put options or put spreads on a portion of the portfolio in an attempt to protect the Fund from significant market decline.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities based on the Index. The Fund may not change this policy without first changing its name, upon 60 days’ prior written notice to shareholders.

Additional information about the Fund’s investments in ETFs. The Fund may invest in shares of one or more ETFs that invest in securities of large capitalization issuers to efficiently achieve exposure to the securities included in the Index. The Fund will take the Fund’s proportionate interest in the underlying securities held by the ETF into account individually when calculating the Fund’s compliance with its policy of investing at least 80% of its net assets in securities of large capitalization issuers. The Fund may alternatively invest directly in equity securities, including common stocks, of U.S. large capitalization issuers, if, in the Advisor’s determination, doing so is appropriate and in the best interests of the Fund to achieve an investment portfolio for the Fund that is designed to replicate the performance of the Index. The performance of the Fund is not intended to match the performance of the Index. To the extent the Fund invests in an ETF there will be some duplication of expenses, as the Fund (and therefore shareholders of the Fund) will bear a pro rata portion of the ETF’s fees and expenses.

ETFs are registered investment companies that trade on a securities exchange. Investments in ETFs are subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on a fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities.

Additional information about writing call options. The Fund intends to write call options on the Index or equity securities, including ETFs, based on the Index. Options written by the Fund may have any duration, and those that are rolled on a quarterly basis are currently expected to have a duration of three months. The Fund may alternatively write options with other durations if, in the Advisor’s opinion based on current market conditions, a different duration would provide an investment opportunity with an outcome more likely to achieve the Fund’s investment objectives. The Fund intends to write call options in amounts that correspond to the number of shares of ETFs or equity securities held by the Fund.

Additional information about buying put options and put spreads. The Fund may buy put options or put spreads in an attempt to protect the Fund from a significant market decline. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security or index at the exercise price. Buying a put spread entails the purchase of a put option with a relatively higher strike price while writing (selling) a put option with a relatively lower strike price.

Temporary investments. The Fund may temporarily invest up to 20% of its net assets in cash, cash equivalents, ETFs or money market funds for temporary investment purposes or to meet redemption requests. While under normal market conditions the Fund intends to invest at least 80% of its net assets in securities of large capitalization issuers, the Advisor may determine that it is not in the best interest of the Fund to immediately invest cash held by the Fund after an option expires and the equity securities held by the Fund are called away in exchange for cash.

Temporary Defensive Positions. The Fund may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to adverse market, economic, political, or other conditions for temporary defensive purposes. When the Fund holds cash or invests in cash, cash equivalents, ETFs or a money market fund for temporary purposes the Fund may not achieve its investment objective. To the extent the Fund invests in cash, cash equivalents, ETFs or money market funds there will be some duplication of expenses, as the Fund (and therefore shareholders of the Fund) will bear a pro rata portion of the money market fund’s fees and expenses.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. The principal risks of the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s NAV, which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares of the Fund. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares of the Fund (the “bid” price) and the price at which an investor is willing to sell shares of the Fund (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if Fund’s shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of the Fund, including bid/ask spreads, frequent trading of the Fund’s shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares of the Fund on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares of the Fund when extraordinary volatility causes sudden, significant swings in the market price of shares of the Fund. There can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV, which may result in a widening of the bid/ask spread.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Correlation Risk. The Fund’s investment strategy of writing call options will result in performance that differs from that of the Index. The call options written by the Fund will limit the Fund’s opportunity to participate in increases when the Index performs well. Further, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index.

Call Option Risks. Writing call options limits the Fund’s ability to participate in price increases of the underlying securities. For the duration of the options written, the Fund will restrict the opportunity to profit from increases in the market value of underlying equity securities. The premiums received from the options may not be sufficient to offset any losses sustained from the decline in value of the underlying stocks over time. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so. Specific market movements of an option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Fund might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the security or other instrument underlying the option that the writer must purchase or deliver upon exercise of the option.

Derivatives Risk. The Fund invests in options on indexes or equity securities. Options are instruments that derive their performance from underlying equity securities, also referred to as “derivatives.” Derivatives can be volatile and the Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying security or index, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives. Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Put Options Risk. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. As the buyer of a put option, the Fund risks losing the premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless.

Equity Risk. The Fund invests in ETFs that invest in common stocks, options that derive their performance based on the Index, which is made up of common stocks, and may also at times invest directly in common stocks. Stock markets are volatile. The prices of stocks will fluctuate and can decline and reduce the value of the Fund’s investments. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline, if overall market and economic conditions deteriorate, or due to factors that affect a particular industry or industries. In addition, the value of equity securities may fluctuate due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-Traded Funds Risk. The risks of investment in ETFs reflect the risks of the underlying instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund indirectly bear a proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the ETF. Shareholders may invest directly in an ETF, and thereby avoid duplicative fees. Trading on an exchange does not guarantee a liquid market will exist for an ETF. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. ETFs may trade at a premium or discount to their net asset value.

Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market funds. A fund of funds will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies. Investments in other funds subjects the Fund to additional operating and management fees and expenses. For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. Because ETFs trade on exchanges, the Fund may also incur brokerage expenses and commissions when it buys or sells ETF shares. The Fund’s performance depends in part upon the performance of the ETFs in which it invests, as well as the strategies and instruments used by the ETFs. Despite the Advisor’s selection and regular evaluation of each ETF in which the Fund invests to determine whether the funds are consistent with the Fund’s investment objectives, the Advisor cannot control the strategies and/or holdings of these funds. As a result, there is a risk that an ETF’s portfolio investments will not be consistent with the Fund’s investment objectives, which may influence the Fund’s overall portfolio, especially if the Fund maintains a significant position in the ETF. The Fund does not have any control over the investments made by an ETF, which may change at any time due to the ETF adviser’s discretion.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

General Market Risk. The market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Price changes may be temporary or last for extended periods. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. For example, the global pandemic caused by COVID-19 caused major disruptions to the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets experienced extreme volatility and severe losses, and trading in many instruments was disrupted. Liquidity for many instruments was greatly reduced for periods of time. Rates of inflation have also recently risen, which could adversely affect economies and markets. Some sectors of the economy and individual issuers experienced particularly large losses.

Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk. Some transactions may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Use of leverage can produce volatility and increase the risk that the Fund will lose more than it has invested.

Liquidity Risk. The Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund, may prevent the Fund from taking advantage of other investment opportunities, or may prevent the Fund from meeting redemption requests. The Fund is limited to investing only up to 15% of its net assets (plus borrowings for investment purposes) in illiquid securities.

Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments, and your investment may lose value.

Tax Risk. The Fund’s investments and investment strategies, including transactions in options contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (i) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (ii) to accelerate income to the Fund; (iii) to convert long-term capital gain, which is currently subject to lower tax rates, into short-term capital gain or ordinary income, which are currently subject to higher tax rates; (iv) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (v) to treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; and (vi) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Valuation Risk. The lack of an active trading market may make it difficult to obtain an accurate price for a security or option held by the Fund. If market conditions make it difficult to value securities or options, the Fund may value these securities or options using more subjective methods, such as fair value pricing. In such cases, the value determined for a security or option could be different than the value realized upon such security’s or option’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Cybersecurity Risk (non-principal risk) With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information (“SAI”). A copy of the SAI may be obtained by visiting the Fund’s website at www.equableshares.com/funds.

Management of the Fund

Investment Advisor
The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Teramo Advisors, LLC located at 9132 Strada Place, Suite 103, Naples, Florida 34108. The Advisor is an SEC-registered investment advisory firm formed in December 2017 and provides investment advisory services to the Fund. As of December 31, 2025, the Advisor had approximately $[...] million in assets under management.

Subject to the supervision of the Board of Trustees (the “Board”) of the Trust, the Advisor is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Advisor also maintains records related to the advisory services provided to the Fund and provides most of the personnel needed to fulfill its obligations under the Advisory Agreement. For the services provided to the Fund by the Advisor, the Fund pays the Advisor a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.88% of the average daily net assets of the Fund. Under the Advisory Agreement, the Advisor has agreed to pay all expenses incurred by the

Fund except for interest charges on any borrowings, dividends, and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Advisor (collectively, the “Excluded Expenses”).

Prior to the Reorganization, the Advisor entered into an advisory agreement with the Trust, on behalf of the Predecessor Fund, pursuant to which the Predecessor Fund paid an advisory fee in accordance with the breakpoint annual advisory fee schedule below based on the average daily net assets of the Predecessor Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

The advisory fee paid by the Predecessor Fund was not a unified management fee. For the fiscal year ended October 31, 2025, the Advisor received management fees of [...]% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board’s initial approval of the Advisory Agreement between the Advisor and the Fund will be available in the Fund’s first Form N-CSR filing with the SEC for the period ending October 31, 2025.

The Fund, a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Portfolio Manager

Ronald A. Santella
Mr. Santella is the founder, Chief Executive Officer and Chief Investment Officer of the Advisor, and has over forty years of experience in the financial markets as a successful entrepreneur and businessman. Mr. Santella started his career in 1985 at O’Connor and Associates in Chicago as a listed options trader. In 1986 he joined Grace Brothers as the head trader and portfolio manager for arbitrage strategies. In 1990, Mr. Santella founded and managed a hedge fund primarily focused on convertible bond and volatility arbitrage strategies. After a successful tenure of managing a series of hedge funds over the next 15 years, Mr. Santella established a family office in 2005 to invest his own capital, along with a limited number of partners’ capital, in alternative investment strategies. In 2008, Mr. Santella took the helm as CEO of Fox River Execution, an institutional brokerage firm, based in Geneva, Illinois. Under his leadership, Fox River aggressively grew its customer base, revenues and profit over a 2-year period; which resulted in the ultimate sale of the firm to SunGard in July of 2010. Since leaving SunGard in 2011, Mr. Santella has acted as an independent consultant, and has partnered with several institutions to provide solutions and create products in alternatives, mutual funds and execution services for UIT sponsors.

The SAI provides additional information about Mr. Santella’s compensation, other accounts managed, and ownership of Fund shares.

How to Buy and Sell Shares
The Fund issues and redeems its shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire the Fund’s shares directly from the Fund, and only APs may tender their shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute an authorized participant agreement (“Participant Agreement”) that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, the Fund’s shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell the Fund’s shares in secondary market transactions through brokers. Individual shares of the Fund are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling the Fund’s shares through a broker, you will pay or receive the market price. You may incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy the Fund’s shares, and receive less than NAV when you sell those shares.

Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Investing in the Fund
For more information on how to buy and sell shares of the Fund, visit the Fund’s website at www.equableshares.com/funds or by calling the Fund toll-free at 1-800-617-0004.

Frequent Purchases and Redemptions of Shares
Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing, such as dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an AP. The Fund may impose transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares. Direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. Although the Fund imposes no restrictions on the frequency of purchases and redemptions of Creation Units, the Fund and the Advisor reserve the right to reject or limit purchases at any time as described in the Fund’s SAI.

Determination of Net Asset Value
The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV is calculated by dividing the Fund’s net assets by its shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. In particular, the Fund generally values equity securities traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under policies and procedures approved by the Board (as described below).

Fair Value Pricing
Occasionally, market quotations are not readily available, or are unreliable, or there may be events affecting the value of foreign securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Advisor has been designated by the Board as the Fund’s valuation designee to make all fair value determinations with respect to the Fund's portfolio investments, subject to the Board's oversight. Generally, when fair valuing a security, the Advisor will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the procedures adopted by the Advisor in its capacity as valuation designee, Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Advisor will be able to obtain the fair value assigned to the security upon the sale of such security.

Investments by Other Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into a fund of funds investment agreement with the Fund.

Dividends, Distributions, and Their Taxation

Dividends and Distributions
The Fund intends to pay dividends from net investment income quarterly, and to distribute all net realized capital gains at least annually. The Fund will declare and pay capital gain distributions in cash. Your broker is responsible for distributing the income and capital gain distributions to you.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your shares listed on the Exchange; and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions
The Fund intends to distribute, at least quarterly, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in shares and result in a higher capital gain or lower capital loss when the shares are sold. After a shareholder’s basis in shares has been reduced to zero, distributions in excess of earnings and profits in respect of those shares will be treated as gain from the sale of the shares.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Shares are Sold on the Exchange
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Foreign Taxes
To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund shares. Consult your personal tax adviser about the potential tax consequences of an investment in Fund shares under all applicable tax laws. For more information, please see the section entitled “Tax Information” in the SAI.

Distribution

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in the Fund’s shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Premium/Discount Information

Each business day, the following information will be available, free of charge, on the Fund’s website at www.equableshares.com/funds: (i) information for each portfolio holding that will form the basis of the next calculation of the Fund’s NAV per share; (ii) the Fund’s NAV per share, market price, and premium or discount, each as of the end of the prior business day; (iii) a table showing the number of days the Fund’s shares traded at a premium or discount during the most recently completed calendar year and the most recently completed calendar quarter since that year; (iv) a line graph showing Fund share premiums or discounts for the most recently completed calendar year and the most recently completed calendar quarter since that year; (v) the Fund’s median bid-ask spread over the last thirty calendar days; and (vi) if during the past year the Fund’s premium or discount was greater than 2% for more than seven consecutive trading days, a statement that the Fund’s premium or discount, as applicable, was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to the premium or discount.

Additional Notices

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which shares of the Fund are redeemable. The Exchange has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing, or trading of the shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Advisor and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.

Other Information

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator and distributor, who provide services to the Fund. Shareholders of the Fund are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such contractual arrangements against the service providers or to seek any remedy under such contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

The Fund reserves the right to cease operations and liquidate at any time. See “Liquidation of the Fund” in the SAI for additional information.

Financial Highlights

On October 13, 2025, the Fund acquired all of the assets and liabilities of the Predecessor Fund in exchange for shares of beneficial interest of the Fund. As a result of such reorganization, the Fund adopted the financial and performance history of the Predecessor Fund.
The financial highlights table is intended to help you understand the Fund’s (and the Predecessor Fund’s) financial performance for the Fund’s (and the Predecessor Fund’s) five most recent fiscal years. The financial highlights for the Fund include the historical financial highlights of the Predecessor Fund for the periods prior to October 13, 2025. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (and the Predecessor Fund) (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31 has been derived from the financial statements audited by [...], the independent registered public accounting firm for the Fund and the Predecessor Fund, whose report, along with the Fund’s financial statements, are included in the Fund’s annual Form N-CSR filed with the SEC for the year ended October 31, 2025, which is available upon request.

For a Fund share outstanding throughout the years.
Equable Shares Hedged Equity Fund Institutional Class	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021

PER SHARE DATA:

Net asset value, beginning of year	[...]	$12.58	$11.74	$12.44	$10.63

INVESTMENT OPERATIONS:
Net investment income(a)(b)	[...]	0.08	0.10	0.03	0.01
Net realized and unrealized gains (losses) on investments(c)	[...]	1.69	1.13	(0.70)	1.84
Total from investment operations	[...]	1.77	1.23	(0.67)	1.85

LESS DISTRIBUTIONS FROM:
Net investment income	[...]	(0.17)	(0.12)	(0.03)	(0.04)
Net realized gain	[...]	(0.34)	(0.27)	—	—
Total distributions	[...]	(0.51)	(0.39)	(0.03)	(0.04)
Net asset value, end of year	[...]	$13.84	$12.58	$11.74	$12.44

Total Return(d)	[...]	14.35%	10.62%	-5.35%	17.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	[...]	$226,043	$156,133	$108,944	$69,296
Ratio of gross expenses to average net assets:
Before expense reimbursement/recoupment(e)(f)	[...]	1.10%	1.13%	1.10%	1.25%
After expense reimbursement/recoupment(e)(f)	[...]	1.12%	1.15%(h)	1.20%	1.20%
Ratio of expenses to average net assets, excluding tax expense:
Before expense recoupment/waiver(e)(f)	[...]	1.08%	1.10%	1.10%	1.25%
After expense recoupment/waiver(e)(f)	[...]	1.10%	1.12%	1.20%	1.20%
Ratio of net investment income to average net assets(e)(f)	[...]	0.60%	0.77%	0.27%	0.11%
Portfolio turnover rate(d)(g)	[...]	26%	10%(i)	77%	25%(i)
(a)Net investment income per share has been calculated based on average shares outstanding during the year.
(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(g)The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options). The denominator includes the average fair value of long positions.
(h)Prior to April 1, 2023, the annual expense limitation was 1.20% of the average daily net assets. Thereafter it was 1.10%.
(i)The change in the portfolio turnover is related to the trade activity executed during the Fund’s fiscal year.
(j)The change in portfolio turnover relates to the Fund executing its investment strategy over the course of the full annual year.

INVESTMENT ADVISER
Teramo Advisors, LLC
9132 Strada Place, Suite 103
Naples, Florida 34108

DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
[...]
[...]
[...]

LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, 17th Floor
Columbus, Ohio 43215

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires their third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Equable Shares Hedged Equity ETF

A series of Series Portfolios Trust

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments are in the Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”) and in Form N-CSR. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.equableshares.com/funds. You can also obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-800-617-0004.

Reports and other information about the Fund are also available:

•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at https://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-23084)

STATEMENT OF ADDITIONAL INFORMATION

[...], 2026

Equable Shares Hedged Equity ETF
Listed on NYSE Arca, Inc.: HEDG

Teramo Advisors, LLC
www.equableshares.com/funds
1-800-617-0004

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus of the Equable Shares Hedged Equity ETF (the “Fund”), a series of Series Portfolios Trust (the “Trust”), dated [...], 2026, as may be supplemented from time to time, which is incorporated by reference into this SAI. You may obtain the Prospectus without charge by contacting U.S. Bank Global Fund Services at the address or telephone number listed above or by visiting the Fund’s website at www.equableshares.com/funds.

The Fund is the successor to the Equable Shares Hedged Equity Fund (the “Predecessor Fund”), a series of the Trust. The Fund’s audited financial statements and notes thereto for the fiscal year ended October 31, 2025, and the unqualified opinion of [...], the Fund’s independent registered public accounting firm, on such financial statements are included in the Fund’s annual Form N-CSR for the fiscal year ended October 31, 2025, and are incorporated by reference into this SAI. A copy of the annual Form N-CSR may be obtained, without charge, upon request by contacting the Fund at the telephone number listed above.

THE TRUST

The Trust is a Delaware statutory trust organized on July 27, 2015 and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Declaration of Trust, as amended and/or restated to date (the “Declaration of Trust”), permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any Trustee or Trust officer held personally liable for obligations of the Fund or the Trust. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible claims and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
The Declaration of Trust provides that the Trust shall not in any way be bound or limited by present or future laws or customs in regard to trust investments. The Declaration of Trust provides that a Trustee or officer shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees, as trustees of a registered investment company, may have a number of duties ascribed to them under the Investment Company Act of 1940, as amended (the “1940 Act”) and the foregoing provisions are not intended to eliminate or alter those duties.
The Declaration of Trust provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand, including the requirement that 10% of the outstanding Shares of the Fund who are eligible to bring such derivative action under the Delaware Statutory Trust Act join in the demand for the Trustees to commence such derivative action and that the shareholder making a pre-suit demand on the Board undertakes to reimburse the Fund for the expense of any advisors that the Board hires in its investigation of the demand, in the event the Board determines not to bring the action. The demand requirements set out in Delaware law and the Declaration of Trust, as described above, do not apply to shareholder actions alleging violations of the federal securities laws.
Additionally, the Declaration of Trust provides that the Court of Chancery of the State of Delaware, to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware shall be the exclusive forum in which certain types of litigation may be brought, which may require shareholders to have to bring an action in an inconvenient or less favorable forum. This exclusive forum provision does not apply to claims arising under the federal securities laws because the Securities Act of 1933, as amended (the “Securities Act”) and the 1940 Act allow claims to be brought in state and federal courts and the Securities Exchange Act of 1934 requires claims to be brought exclusively in federal court. The Declaration of Trust provides that shareholders waive any and all right to trial by jury in any claim, suit, action or proceeding.
Pursuant to the Declaration of Trust, to the extent that, at law or in equity, a Trustee or officer of the Trust has duties (including fiduciary duties) and liabilities relating thereto to the Trust, the shareholders or to any other person, such Trustee or officer acting under the Declaration of Trust shall not be liable to the Trust, the shareholders or to any other person for his or her good faith reliance on the provisions of the Declaration of Trust. Notwithstanding the foregoing, nothing in the Declaration of Trust modifying, restricting, or eliminating the duties or liabilities of the Trustees shall apply to or in any way limit the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons of matters arising under the federal securities laws.
The Predecessor Fund commenced operations on June 1, 2019 as a traditional open-end mutual fund. Class I shares of the Predecessor Fund were converted into an exchange-traded fund (“ETF”) effective as of October 13, 2025, through a reorganization into the Fund.
The Fund offers and issues shares at its net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). The Fund generally offers and issues shares in exchange for a specified cash payment (“Deposit Cash”). Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the shares’ NAV. Shares are also redeemable only in Creation Unit aggregations. A Creation Unit of the Fund generally consists of a minimum of 25,000 shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities.
The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov
Teramo Advisors, LLC (“Teramo” or the “Advisor”) serves as the investment adviser to the Fund.
The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, and does not share the same investment adviser with any other series of the Trust.
INVESTMENT POLICIES AND RISKS

The Fund’s principal investment strategies utilized by the Advisor and the principal risks associated with the same are set forth in the Fund’s Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a non‑principal strategy (or related risk) applicable to the Fund. The following strategies and risks apply to the Fund directly or indirectly through its investments in exchange-traded funds and derivatives.

Information Regarding the Fund’s Investment Strategies and Risks
Equity Securities
Equity securities in which the Fund invests may include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.
Common Stock
Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.
Other Investment Companies
The Fund may invest in securities of other investment companies such as open-end funds (mutual funds), closed-end funds, and ETFs, to the extent permitted by applicable law. Generally, the federal securities laws limit the extent to which the Fund can invest in securities of other investment companies, subject to certain exceptions. For example, the 1940 Act provides that the Fund may not: (1) purchase more than 3% of another investment company’s outstanding shares; (2) invest more than 5% of its assets in any such investment company (the “5% Limit”), and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”). The Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such registered investment company is owned by the Fund and all affiliated persons of such Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public offering price that includes a sales load of more than 1 1/2%. Rule 12d1-3 under the 1940 Act provides, however, that the Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided the sales load and any service fee charged does not exceed limits set forth in applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by such Fund, the Fund will either seek instruction from its shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of the securities of the investment company. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. To the extent the Fund is unable to redeem such shares within 7 days of a redemption request, the shares will be deemed illiquid and subject to the limitation that the Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid investments. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

The Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the rule. Rule 12d1-4, among other things, (1) applies to both “acquired funds” and “acquiring funds,” each as defined under the rule; (2) includes limits on control and voting of acquired funds’ shares; (3) requires that the investment advisers of acquired funds and acquiring funds relying on the rule make certain specified findings based on their evaluation of the relevant fund of funds structure; (4) requires acquired funds and acquiring funds that are relying on the rule, and which do not have the same investment adviser, to enter into fund of funds investment agreements, which must include specific terms; and (5) includes certain limits on complex fund of funds structures.

Exchange Traded Funds. ETFs are funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000 for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.
There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Advisor may believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent that the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.
Certain ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETF and the investing fund. The Fund may rely on these exemptive orders in order to invest in unaffiliated ETFs, if necessary, beyond the foregoing statutory limitations.
Derivatives
The Fund writes call options, a type of derivative instrument, as part of its principal investment strategies. The Fund may also purchase put options, put spreads and call options on equity securities, ETFs or equity indices to offset the risk of loss or capped upside participation due to a substantial decline in equity markets or other extreme market event. The Fund may purchase put spreads, whereby the Fund buys a put option at a higher strike price while writing (selling) a put option at a relatively lower strike price. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, the Fund must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security or index at the exercise price. A call option maybe purchased to protect against an increase in the price of the underlying security or index that the Fund intends to purchase in the future by fixing the price at which it may purchase such instrument. The purchase of put and call options involves certain risks. If a put or call option is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the entire investment in the option will be lost. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when an option position is closed out. Furthermore, if trading restrictions or suspensions are imposed on the options market, it may not be possible to close out a position.
Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Registered investment companies that do not qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”); and (iii) comply with new requirements related to Board and SEC reporting. The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board.
The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a “limited derivatives user”), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.
The requirements of the Derivatives Rule may limit the Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The Derivatives Rule also may not be effective to limit the Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Writing Call Options
A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A written call option is “covered” if the Fund owns securities based on the Index at all times during the option period.

When writing call options on securities, the Fund may cover its position by owning securities based on the Index. Alternatively, the Fund may cover its position by owning call options on securities based on the Index, on a share for share basis, which are deliverable under the option contracts at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, the Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to seek to generate income and mitigate declines in the Fund’s portfolio of equity securities, though it limits the Fund’s ability to profit from increases in the value of the Fund’s portfolio of equity securities.
There is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has mitigated the risk of loss should the price of the underlying security decline.
FLEX Options
The Fund may write CBOE Flexible Exchange Options (“FLEX Options”), which are customized index option contracts made available by the Chicago Board Options Exchange (“CBOE”). FLEX Options allow the Fund to customize contract terms to more closely match the requirements of the investment strategy, versus what could be obtained by using standardized exchange-traded options. FLEX Options minimize counterparty credit risk, as the Options Clearing Corporation (the “OCC”, or the “Clearinghouse”) is the issuer and guarantor of all FLEX Options contracts. The FLEX Options utilized by the Fund generally have a term of up to one year and are based upon the returns of an index or an ETF that tracks the performance of an index. As with more traditional options, FLEX Options are derivative instruments that allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees paid for the FLEX Option. FLEX Options are cash-settled instruments. Upon the expiration of an FLEX Option, the Fund receives a cash payment from the Clearinghouse, which is based on the difference in the value of the index and the predetermined strike price. FLEX Options may also be sold prior to their expiration date, through open-outcry trading on the trading floor of CBOE.
United States Government Obligations
These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
United States Government Agency Securities
These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage

Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.
Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.
Illiquid Investments and Restricted Securities
The Fund may not purchase or otherwise acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented certain portions of a written liquidity risk management program and related procedures (“Liquidity Program”) that is reasonably designed to assess and manage the Fund’s “liquidity risk” (defined by the SEC as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The remaining portions of the Liquidity Program were implemented during 2019 in accordance with SEC requirements. The adoption of the Liquidity Program is not a guarantee that the Fund will have sufficient liquidity to satisfy its redemption requests, as they relate to all market conditions or that redemptions can be effected without diluting remaining investors in the Fund.
Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers)). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.
Restricted securities and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc.
Under guidelines adopted by the Trust’s Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers that purchase or sell the security; (3) the number of dealers that have undertaken to make a market in the security; (4) the number of potential purchasers; and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer).

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

The SEC has proposed amendments to its rule regarding investments in illiquid investments by registered investment companies, such as the Fund. If the proposed amendments are adopted, the Fund’s operations and investment strategies may be adversely impacted.
Cybersecurity and Operational Risk
With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result. In addition, work-from-home arrangements by the Fund and its service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund and its service providers susceptible to operational disruptions, any of which could adversely impact their operations. Furthermore, the Fund may be appealing targets for cybersecurity threats such as hackers and malware.
Temporary Defensive Positions
The Fund, as well as the underlying investment companies in which the Fund invests, may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s investment objective and principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions when the Advisor deems it appropriate to do so. During such an unusual set of circumstances, the Fund (or its underlying investment companies) may hold up to 100% of its portfolios in cash, cash equivalents, ETFs or money market funds. The Fund may also purchase exchange-listed put options or call options on equity securities, ETFs or equity indices as a temporary defensive position to offset the risk of loss or capped upside participation due to a substantial decline in equity markets or other extreme market event. The expiration date of any such options would be expected to be at or near the expiration date of any options already written by the Fund. When the Fund (or its underlying investment companies) takes a temporary or defensive position, the Fund may not be able to pursue or achieve its investment objective.

Liquidation of the Fund
The Board may determine to close and liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of the liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
Regulatory Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. While there continues to be uncertainty about the full impact of recent regulatory changes, the Fund will likely be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future.

INVESTMENT RESTRICTIONS

The investment restrictions applicable to the Fund are set forth below and are either fundamental or non-fundamental. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-fundamental policies or restrictions may be changed by the Board without shareholder approval.
Fundamental Investment Restrictions
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.
As a matter of fundamental policy:
1.The Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
2.The Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
3.The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
4.The Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund will concentrate to approximately the same extent that the Index (as defined in the Prospectus) concentrates in the stocks of such particular industry or group of related industries. Additionally, the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) tax-exempt obligations of state or municipal governments and their political subdivisions; (iii) securities of other investment companies; and (iv) repurchase agreements.
5.The Fund may not purchase or sell real estate, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
6.The Fund may not buy or sell commodities or commodity (futures) contracts, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
7.The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
8.The Fund may not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time, except to the extent that the Fund may be permitted to do so by the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time, exemptive order, SEC release, no-action letter or similar relief or written interpretations.

Percentage and Rating Restrictions
Except with respect to borrowing and liquidity, all percentage or rating restrictions on an investment or use of assets set forth herein or in the Prospectus will be adhered to at the time of investment. Later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions. If the value of the Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).
Additional Information Regarding Fundamental Investment Restrictions
Certain relevant limitations of the 1940 Act are described below and may assist investors in understanding the above policies and restrictions. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by the Fund, to determine if a certain practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder, or applicable orders of the SEC. As a result, the foregoing fundamental investment restrictions may be interpreted differently over time as the statute, rules, regulations, or orders (or, if applicable, interpretations) that relate to the meaning and effect of these policies change, and no shareholder vote will be required or sought when such changes permit or require a resulting change in practice, unless such a vote is required under the Fund’s policies and procedures or under the rules of the applicable federal securities laws.
Lending. The Fund is permitted to engage in lending to the full extent permitted by the 1940 Act. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. The Fund will bear the risks of loss associated with any uninvested collateral. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans. Derivative instruments are not considered to be loans because they will be “covered,” as described above under “Investment Policies and Risks.”
For purposes of the Fund’s fundamental investment restriction with respect to lending, the entry into repurchase agreements, lending securities and acquiring of debt securities shall not constitute loans by the Fund.
Senior Securities and Borrowing. The 1940 Act prohibits the Fund from borrowing money, pledging its assets, and issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” In addition, the Derivatives

Rule under the 1940 Act permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of the Derivatives Rule.
Concentration. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. The SEC staff has further maintained that a fund should consider the underlying investments, where easily determined, of investment companies in which the fund is invested when determining concentration of the fund. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.
Diversification. The Fund is diversified. Under applicable federal laws, to qualify as a diversified Fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the voting securities of any one such issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified Fund under applicable federal laws.
Underwriting. The 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

PORTFOLIO TURNOVER

The frequency of the Fund’s portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. For the fiscal years ended October 31, portfolio turnover rates for the Fund and the Predecessor Fund, as applicable, were as follows:

2025	2024
[...]	26%

PORTFOLIO HOLDINGS INFORMATION

The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
Greater than daily access to information concerning the Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course, agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Fund, including pricing information vendors, and third parties that deliver analytical, statistical, or consulting services to the Fund, and (ii) generally after it has been disseminated to the NSCC.
The Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.
No person is authorized to disclose any of the Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.
The shares of the Fund are listed on the Exchange and trade on the Exchange at market prices. These prices may differ from the Fund’s NAV per share. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met.
The Exchange will consider the suspension of trading in, and will initiate delisting procedures of, the shares of the Fund under any of the following circumstances: (1) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) if the Fund no longer complies with the relevant requirements in the Exchange’s rules; (3) if, following the initial twelve-month period beginning upon the commencement of trading of the Fund on the Exchange, there are fewer than 50 record and/or beneficial holders of the shares; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.

The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.
TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Koji Felton (born 1961)	Chair and Trustee	Indefinite Term; Chair since April 2025; Trustee since September 2015.	Retired.	1	Independent Trustee, Listed Funds Trust (48 portfolios) (Since 2019).
Debra McGinty-Poteet (born 1956)	Trustee	Indefinite Term; Trustee since September 2015.	Retired.	1	Lead Independent Trustee, F/m Funds Trust (4 portfolios) (2015 - 2023).
Daniel B. Willey (born 1955)	Trustee	Indefinite Term; Trustee since September 2015.	Retired.	1	None
Officers of the Trust

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Ryan L. Roell (born 1973)	President and Principal Executive Officer	Indefinite Term; Since July 2019.	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).	Not Applicable	Not Applicable
Douglas Schafer (born 1970)	Vice President, Treasurer and Principal Financial Officer	Indefinite Term; Since November 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2002).	Not Applicable	Not Applicable
Donna Barrette (born 1966)	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since November 2019.	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC (since 2004).	Not Applicable	Not Applicable
Adam W. Smith (born 1981)	Secretary	Indefinite Term; Since June 2019.	Vice President, U.S. Bancorp Fund Services, LLC (since 2012).	Not Applicable	Not Applicable
Leone Logan (born 1986)	Assistant Treasurer	Indefinite Term; Since October 2023	Officer, U.S. Bancorp Fund Services, LLC (since 2022); Senior Financial Reporting Analyst, BNY Mellon (2014 - 2022).	Not Applicable	Not Applicable
(1)    The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)    As of the date of this SAI, the Trust was comprised of 13 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

Additional Information Concerning the Board of Trustees
The Role of the Board

The Board oversees the management and operations of the Trust. Similar to other registered investment companies, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer provides reports as to financial reporting matters and the President provides reports as to matters relating to the Trust’s operations. In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board is comprised of three Independent Trustees - Mr. Koji Felton, Ms. Debra McGinty-Poteet, and Mr. Daniel Willey. Accordingly, all of the members of the Board are Independent Trustees, Trustees that are not affiliated with the Advisor or any sub-adviser to the Fund, affiliates of the Advisor or any sub-adviser to the Fund, the principal underwriter or its affiliates, or other service providers to the Fund. Mr. Felton serves as Independent Board Chair. The Board has established two standing committees: a Governance and Nominating Committee and an Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), which are discussed in greater detail below under “Trust Committees.” The Governance and Nominating Committee, Audit Committee and QLCC are comprised entirely of Independent Trustees. The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Chair of the Board positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board reviews its structure and the structure of its committees annually. Given the specific characteristics of the Trust, as described above, the Board has determined that the structure of the Independent Chair, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the CCO to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.
The Board oversees the Fund’s liquidity risk through, among other things, receiving periodic reporting from the CCO. Additionally, as required by Rule 22e-4 under the 1940 Act, the Trust implemented a liquidity risk management program (the “Liquidity Program”) pursuant to the provisions of Rule 22e-4, as it relates to the Fund. The Board, including a majority of the Independent Trustees, approved the designation of a liquidity risk management program administrator (the “Liquidity Program Administrator”) who is responsible for administering the Liquidity Program. The Board reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Koji Felton. Mr. Felton has served as a Trustee since the Trust’s inception in 2015, and as the Independent Board Chair since 2025. Mr. Felton has substantial experience with the mutual fund industry and familiarity with federal securities laws and regulations. Mr. Felton’s prior experience includes serving as Director and Counsel for KKR Credit Advisors LLC, the asset manager arm of Kohlberg Kravis Roberts & Co. L.P. (2013 – 2015). Prior to that Mr. Felton served as counsel in the Financial Services Group at Dechert LLP from (2011 – 2013), as well as in various capacities, and ultimately as Senior Vice President and Deputy General Counsel for mutual funds, at Charles Schwab & Co., Inc. (1998 – 2011). Mr. Felton also worked as a staff attorney and served as an Enforcement Branch Chief for the San Francisco District Office of the SEC (1992 – 1998). Mr. Felton began his career as a litigation associate specializing in securities and banking litigation at Shearman & Sterling (1986 – 1992).
Debra McGinty-Poteet. Ms. McGinty-Poteet has served as a Trustee since the Trust’s inception in 2015 and has significant mutual fund industry experience, including her current and prior experience on mutual fund boards. Ms. McGinty-Poteet also served as Lead Independent Trustee and Chair of the Audit

Committee for F/m Funds Trust (2015 – 2023). Prior to becoming a Trustee of the Trust, Ms. McGinty-Poteet served as the President, Chair of the Board, and Interested Trustee for Brandes Investment Trust where she also oversaw the proprietary and sub-advisory mutual fund business for Brandes Investment Advisors (1999 – 2012). Ms. McGinty-Poteet previously served as Chief Operating Officer of North American Trust Company (1997 – 1998); Global Managing Director of Mutual Funds at Bank of America (1992 – 1996); and in various capacities, and ultimately as Global Head of Mutual Funds, at Security Pacific Bank (1982 – 1992).
Daniel Willey. Mr. Willey has served as a Trustee since the Trust’s inception in 2015 and has significant work history and experience in the investment management industry. As a chief compliance officer, Mr. Willey has valuable experience in an oversight role and in working with regulatory compliance matters. Mr. Willey served as the Chief Compliance Officer of the United Nations Joint Staff Pension Fund (2009 - 2017). Prior to this role, Mr. Willey served as the Chief Operating and Chief Compliance Officer of Barrett Associates, Inc. (investment adviser and affiliate of Legg Mason) (2007 – 2009); President and Chief Executive Officer of TIMCO, Citigroup Asset Management (2004 – 2006); Head Equity Trader of TIMCO (1994 – 2004); Vice President, Shawmut National Bank (1992 – 1994); Investment Officer, State of Connecticut (1990 – 1992); Vice President, Bank of New England (Connecticut Bank & Trust) (1981 – 1990); Registered Representative, Tucker Anthony and R.L. Day, Inc. (1979 – 1981); and Assistant Analyst, The Travelers Insurance Company (1977 – 1979).
Trust Committees
The Trust has two standing committees: the Governance and Nominating Committee and the Audit Committee, which also serves as the QLCC.
The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for making recommendations to the Board regarding various governance-related aspects of the Board’s responsibilities and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust Bylaws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust no less than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Governance and Nominating Committee met [...] during the Fund’s most recent fiscal year ended October 31, 2025.
The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee met [...] times during the Fund’s most recent fiscal year ended October 31, 2025.
The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

Trustee Ownership of Fund Shares and Other Interests
No Trustee beneficially owned shares of the Fund or the Predecessor Fund as of the calendar year ended December 31, 2025. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates as of the same date.
Compensation
The Independent Trustees each receive an annual retainer of $90,000. Prior to January 1, 2025, Independent Trustees received an annual retainer of $75,000. Independent Trustees will also be reimbursed for expenses in connection with each Board meeting attended. These reimbursements will be allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. Pursuant to the Advisory Agreement (as defined below), the Advisor has agreed to pay all expenses of the Fund, except those specified in the Prospectus. As a result, Independent Trustees are compensated out of the unified management fee paid to the Advisor by the Fund. Set forth below is the compensation received by the following Independent Trustees from the Fund for the fiscal year ended October 31, 2025.

Name of Person/ Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Koji Felton, Independent Trustee	[...]	None	None	[...]
Debra McGinty Poteet, Independent Trustee	[...]	None	None	[...]
Daniel Willey, Independent Trustee	[...]	None	None	[...]
(1)Trustees’ fees and expenses are allocated among the Fund and all other series comprising the Trust.
(2)As of the date of this SAI, the Trust was comprised of 13 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund, and not to other series of the Trust. For the Fund’s fiscal year ended October 31, 2025, aggregate Independent Trustees’ fees and expenses amounted to $[...].
Codes of Ethics
The Trust, the Advisor and the Distributor have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor or its designee, subject to the Board’s continuing oversight. The Trust’s Proxy Policies require that the Advisor or its designee vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Trust Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
The Advisor has adopted proxy policies, which may be amended from time to time. In voting proxies, the Advisor is guided by fiduciary principles. All proxies are to be voted solely in the best interests of the beneficial owners of the securities. A copy of the Advisor’s proxy voting policy is attached as Appendix A to this SAI.
The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the most recent 12 month period ended June 30, no later than August 31 of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-800-617-0004, on the Fund’s website at www.equableshares.com/funds and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of the outstanding shares of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.
As of January 31, 2026, the following shareholders owned 5% or more of the outstanding shares of the Fund:

Institutional Class

Name of Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[...]	[...]	[...]	[...]	[...]

As of January 31, 2026, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

THE INVESTMENT ADVISER

As stated in the Prospectus, investment advisory services are provided to the Fund by Teramo Advisors, LLC pursuant to an investment advisory agreement (the “Advisory Agreement”). The Advisor provided services to the Predecessor Fund under a different advisory agreement (the “Predecessor Advisory Agreement”).

As compensation, the Fund will pay the Advisor a monthly unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.88%.

Under the Advisory Agreement, the Advisor has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends, and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Advisor (collectively, the “Excluded Expenses”).
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Advisor on 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
For the fiscal years ended October 31, the Fund and the Predecessor Fund, as applicable, paid the following management fees to the Advisor:

Fiscal Year End	Investment Advisory Fees Accrued	Fund Expenses Waived by Advisor	Expenses Recouped by Advisor	Net Advisory Fees Paid to Advisor
2025	[...]	[...]	[...]	[...]
2024	$1,416,026	$(9,915)	$44,378	$1,450,489
2023	$1,042,170	$(45,448)	$73,753	$1,070,475
The management fee paid to the Advisor under the Predecessor Advisory Agreement was not a unified management fee.
Portfolio Manager
Ronald A. Santella serves as Portfolio Manager and is primarily responsible for the day-to-day management of the Fund. Information regarding other accounts managed by Mr. Santella as of October 31, 2025 is set forth below.
Ronald A. Santella

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	[...]	[...]	[...]	[...]
Other Pooled Investment Vehicles	[...]	[...]	[...]	[...]
Other Accounts	[...]	[...]	[...]	[...]

Compensation
For his services as Portfolio Manager, Mr. Santella receives a cash salary. As a principal of the Advisor, Mr. Santella is also compensated in the form of a share of the profits of the firm.

Conflicts of Interest
Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Fund’s investments and investments of other accounts managed by the portfolio managers include conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed. The Advisor maintains investment, trade allocation, and account valuation policies and procedures to address and mitigate such conflicts of interest.
Ownership of Shares of the Fund
The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio manager as of October 31, 2025.

Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned

Ronald Santella	[$10,001 - $50,000]

SERVICE PROVIDERS
Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund. Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund or the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.
Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Fund, a fee based on the Fund’s current average daily net assets, subject to a minimum annual fee, and is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.
For the fiscal years ended October 31, the Fund and the Predecessor Fund, as applicable, paid the following in fund administration and fund accounting fees to Fund Services:

2025	2024	2023
[...]	$166,006	$129,204
Custodian
U.S. Bank National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust. For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out of pocket expenses. The Custodian’s address is 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.
Independent Registered Public Accounting Firm and Legal Counsel
[...]., located at [...], serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. [...], an affiliate of [...]., provides tax services as requested.
Thompson Hine, LLP, 41 South High Street, FL 17, Columbus, Ohio 43215 serves as legal counsel to the Trust and to the Independent Trustees.
EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price. The price of over-the-counter securities usually includes an undisclosed commission or markup.

In selecting brokers or counterparties for the Fund, the Advisor will use its best judgment to choose the broker and counterparties most likely to provide “best execution.” Brokers are selected on the basis of an evaluation by the Advisor of the overall value and quality of the brokerage services provide by such firms to clients of the Advisor, including the Fund. Such service and characteristics may include, but are not limited to: commission rates charged by the broker and the ability to minimize overall costs to the Advisor’s clients; possible adverse market impact of the order and/or the Advisor’s opinion of which broker is best able to handle the order to minimize adverse market impact; execution capability and expertise; responsiveness; trading infrastructure; and ability to accommodate any special execution orders or handling requirements. The Advisor’s choice of broker and counterparties is subject to a periodic, ongoing review by the Advisor’s Best Execution Committee.

In selecting brokers, the Advisor does not have an obligation to seek the lowest available cost, but rather may consider all relevant factors, including those noted above. As a result, the Advisor may pay transaction costs that would be higher than the Advisor may be able to obtain through another broker.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment manager to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The Advisor will limit the use of “soft dollars” to obtain research and brokerage services to services which constitute research and brokerage within the meaning of Section 28(e). Research services within Section 28(e) may include, but are not limited to, research reports (including market research); certain financial newsletters and trade journals; software providing analysis of securities portfolios; corporate governance research and rating services; attendance at certain seminars and conferences; discussions with research analysts; meetings with corporate executives; consultants’ advice on portfolio strategy; data services (including services providing market data, company financial data and economic data); advice from brokers on order execution; and certain proxy services. Brokerage services within Section 28(e) may include, but are not limited to, services related to the execution, clearing and settlement of securities transactions and functions incidental thereto (i.e., connectivity services between an investment manager and a broker-dealer and other relevant parties such as custodians); trading software operated by a broker-dealer to route orders; software that provides trade analytics and trading strategies; software used to transmit orders; clearance and settlement in connection with a trade; electronic communication of allocation instructions; routing settlement instructions; post trade matching of trade information; and services required by the SEC or a self-regulatory organization such as comparison services, electronic confirms or trade affirmations.

For the fiscal years ended October 31, the Fund and the Predecessor Fund, as applicable, paid the following aggregate brokerage commissions:

2025	2024	2023
[...]	$156,305	$121,545

As of October 31, 2025, the Fund [did not own] any securities issued by any of its regular broker-dealers.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Fund is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Fund (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect

Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of the Fund. The Trust recognizes DTC or its nominee as the record owner of all shares of the Fund for all purposes. Beneficial Owners of shares of the Fund are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of the Fund.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Fund held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of the Fund, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Fund offers and issues shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Fund’s shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Deposit Cash Amount. Creation Units are sold at their NAV (the “Cash Purchase Amount”) plus a Transaction Fee, as described below. The Fund may also designate an in-kind deposit of a designated portfolio of securities (the “Deposit Securities”).

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions.

All orders to purchase shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 2:00 p.m. Eastern time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

The Cash Purchase Amount transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the Cash Purchase Amount to the account of the Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Cash Purchase Amount by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the Cash Purchase Amount and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The Cash Purchase Amount must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Purchase Amount as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using the new Cash Purchase Amount to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the payment of the Cash Purchase Amount has been completed. When the sub-custodian has confirmed to the Custodian that the required Cash Purchase Amount has been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of Cash Purchase Amount as described below. In these circumstances, the initial deposit will have a value greater than the NAV of shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the

Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Cash Purchase Amount delivered by the Participant is not disseminated to the Custodian as described herein; (c) the investor(s), upon obtaining shares ordered, would own 80% or more of the currently outstanding shares; (d) the acceptance of the Cash Purchase Amount would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units, provided that such action does not result in the suspension of sales of creation units in contravention of Rule 6c-11 and the SEC’s positions thereunder.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian, and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $300, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Advisor, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Advisor has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of the Fund in the secondary market to constitute a Creation Unit to have such shares of the Fund redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares of the Fund to constitute a redeemable Creation Unit.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. The Fund generally redeems Creation Units for cash. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of shares of the Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of the securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the securities have a value greater than the NAV of shares of the Fund, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $300, regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Advisor, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Advisor has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 2:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement, and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of shares of the Fund to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. The Fund will generally redeem its shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. The investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also provide such redeemer a portfolio of securities that differs from the exact composition of the securities in the Fund but does not differ in NAV.

In connection with taking delivery of securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the securities are customarily traded, to which account such securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

Redemptions of shares for securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares, or to purchase or sell shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of shares or determination of the NAV of shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF SHARE PRICE

The NAV of shares of the Fund will be determined once daily ordinarily as of the scheduled close of public trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the NAV of shares on any day when the NYSE is not open for trading even if there is sufficient trading in the Fund’s portfolio securities on such days to materially affect the NAV per share.
In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the market and not on NASDAQ are valued at the most recent trade price. All other assets of the Fund are valued in such manner as the Advisor in good faith deems appropriate to reflect their fair value, subject to Board oversight.
Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Board deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor, pursuant to fair value procedures approved by the Board, may determine to be appropriate.
The Advisor has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Advisor performs the fair value determinations relating to any or all Fund investments, subject to Board oversight. The Advisor has established procedures for its fair valuation of the Fund’s investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Advisor’s fair value procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Advisor’s fair value procedures are designed to value a security at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.
DISTRIBUTIONS AND TAX INFORMATION

Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Their Taxation.”

General Policies

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares of the Fund are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.
The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains, and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Tax Information
The following summary describes the material U.S. federal income tax consequences to United States Holders (as defined below) of shares in the Fund. This summary is based upon the Code, Treasury regulations promulgated thereunder, administrative pronouncements and judicial decisions, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. This summary addresses only shares that are held as capital assets within the meaning of Section 1221 of the Code and does not address all of the tax consequences that may be relevant to shareholders in light of their particular circumstances or to certain types of Shareholders subject to special treatment under the Code, including, without limitation, certain financial institutions, dealers in securities or commodities, traders in securities who elect to apply a mark-to-market method of accounting, insurance companies, tax-exempt organizations, partnerships or S-corporations (and persons who own their interest in shares through a partnership or S-corporation), expatriates of the United States, persons who are subject to alternative minimum tax, persons that have a “functional currency” other than the United States dollar, persons who hold shares as a position in a “straddle” or as a part of a “hedging,” “conversion” or “constructive sale” transaction for U.S. federal income tax purposes or persons who received their shares as compensation. This summary also does not address the state, local or foreign tax consequences of an investment in the Fund.
For purposes of this discussion, a “United States Holder” means a holder of shares that for U.S. federal income tax purposes is:
•a citizen or resident of the United States;
•a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, any State or the District of Columbia;
•an estate, the income of which is includible in gross income for U.S. federal income tax purposes regardless of its source; or
•a trust whose administration is subject to the primary supervision of a United States court and which has one or more United States persons who have the authority to control all of its substantial decisions, or which has a valid election in effect under applicable Treasury regulations to be treated as a United States person.

If a partnership (or other entity treated as a partnership for U.S. federal income tax purposes) holds shares, the tax treatment of a partner will generally depend upon the status of such person and the activities of the limited liability company or partnership. A shareholder that is a partnership should consult its own tax advisors regarding the treatment of its partners.
Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal income tax consequences of an investment in the Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Fund.
Tax Treatment of the Fund
Each series of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected to qualify and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Code, requiring it to comply with all applicable requirements regarding its income, assets and distributions. Provided that the Fund qualifies as a regulated investment company, it is eligible for a dividends paid deduction, allowing it to offset dividends it pays to shareholders against its taxable income; if the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.
The Fund’s policy is to distribute to its shareholders all of its taxable income, including any net realized capital gains (taking into account any capital loss carry-forward of the Fund), each year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, and results in the Fund not being subject to any U.S. federal income or excise taxes. In particular, in order to avoid the non-deductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all U.S. federal income taxes. The Fund are not required to consider tax consequences in making or disposing of investments.
As of October 31, 2025, the Fund [did not have] any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended October 31, 2025, the Fund [had no] deferred qualified late year losses. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or greater voting interest, in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and which are determined under Treasury regulations to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute sufficient dividends to its shareholders each taxable year to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (as adjusted under Section 852(b)(2) of the Code, but not taking into account the Fund’s dividends paid deduction; in the case of the Fund generally consisting of interest and dividend income, less expenses) and 90% of the Fund’s net tax-exempt interest, if any.
If the Fund fails to satisfy the requisite tests for qualification as a regulated investment company in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a regulated investment company for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company.
The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.
Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on such Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The qualified dividend treatment may be eliminated if the Fund’s shares held by an individual investor are held for less than 61 days, and the corporate-dividends received deduction may be eliminated if the Fund’s shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions will be taxable to you even if the share price of the Fund has declined.
The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund’s shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.
Tax Treatment of Certain Fund Investments
The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a regulated investment company, affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to the Fund and/or defer such Fund’s ability to recognize losses, and, in limited cases, subject to the Fund to U.S. federal income tax on income from certain of their foreign securities. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.
The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Premiums earned by the Fund from its written call options on equity securities are treated as short-term capital gains and are taxable as ordinary income when paid through to shareholders as part of a dividend. The tax treatment of certain securities, including futures and options on broad-based indices, which may be purchased or written by the Fund, will be governed by Section 1256 of the Code (Section 1256 Contracts). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term (60/40 Treatment) capital gains or losses. Additionally, any Section 1256 Contract held by the Fund at the end of each taxable year is marked to market, whereby unrealized gains or losses are treated as if they were realized and will receive 60/40 Treatment. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by such Fund. The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.
If the Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which will generally be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements.
The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless such Fund elects to include the market discount in income as it accrues as discussed above.
Tax Treatment of United States Holders – Taxation of Distributions
Distributions paid out of the Fund’s current and accumulated earnings and profits are generally dividends taxable at ordinary income rates to each shareholder. Dividends will be taxable to you even if the share price of the Fund has declined. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a nontaxable return of capital up to the amount of a shareholder’s tax basis in its shares, and then as capital gain.
For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividends currently eligible for U.S. federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. In the case of corporate shareholders, subject to certain limitations (not all of which are discussed herein), a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. The aggregate amount so reported to either individual or corporate shareholders cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Although no assurances can be provided, the Fund generally expect that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders. Qualified dividend treatment may be eliminated if Fund shares held by an individual investor are held for less than 61 days, and the corporate dividends-received deduction may be eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions that the Fund receives from an ETF or an underlying fund taxable as a regulated investment company will be treated as qualified dividend income only to the extent so reported by such ETF or underlying fund.
To the extent that the Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
Distributions properly reported by the Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends received deduction or as qualified dividend income. The Fund will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.
Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.
Tax Treatment of United States Holders - Sales and Dispositions of Shares
The sale or exchange of Fund shares, including a redemption of Fund shares treated as a sale or exchange, is a taxable transaction for U.S. federal income tax purposes. A shareholder will generally recognize a capital gain or loss on any such transaction equal to the difference, if any, between the amount of its net sales proceeds and its adjusted tax basis in its Fund shares. Any capital gain or loss will be treated as long-term capital gain or loss if you held Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.
Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of United States Holders - Medicare Tax
A 3.8% Medicare tax is currently imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary and Capital Gain dividends and net gains from taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Tax Treatment of Non-U.S. Shareholders
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

Tax Treatment of Tax-Exempt Shareholders.
The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distribution from the Fund until a shareholder begins receiving payments from his or her retirement account. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of REMICs; (ii) the Fund invests in a REIT that is a taxable mortgage pool (TMP) or that has a subsidiary that is TMP or that invests in the residual interest of a REMIC; or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult their tax advisors regarding these issues.
Backup Withholding
The Fund may be required to withhold 24% of certain payments to a shareholder unless the shareholder has completed and submitted to the Fund a Form W-9 providing the shareholder’s taxpayer identification number and certifying under penalties of perjury: (i) that such number is correct, (ii) that (A) the shareholder is exempt from backup withholding, (B) the shareholder has not been notified by the IRS that the shareholder is subject to backup withholding as a result of an under-reporting of interest or dividends, or (C) the IRS has notified the shareholder that the shareholder is no longer subject to backup withholding, and (iii) the shareholder is a U.S. citizen or other U.S. person (as defined in IRS Form W-9); or (b) an exception applies under applicable law and Treasury regulations. Backup withholding is not an additional tax, and any amounts withheld may be credited against a shareholder’s ultimate U.S. federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
FATCA and Similar Foreign Rules
The Foreign Account Tax Compliance Act, (“FATCA”) provisions of the Code impose a withholding tax of 30% on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid, and will be required to impose a 30% withholding tax on proceeds from the sale or other disposition of property producing U.S. sourced income paid effective January 1, 2019 to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. FATCA withholding will apply to any shareholder that does not properly certify its status as a U.S. person, or, in the case of a non-U.S. shareholder, the basis for its exemption from FATCA withholding. If the Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.
To implement FATCA, the U.S. government has entered into agreements with non-U.S. governments (and is otherwise bound via automatic exchange of information agreements in treaties) to provide reciprocal exchanges of taxpayer information to non-U.S. governments. The Fund will be required to perform due diligence reviews to classify non-U.S. entity investors for FATCA purposes. Shareholders agree to provide information necessary to allow the Fund to comply with the FATCA and similar foreign rules.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) and is located at 190 Middle Street, Suite 301, Portland, Maine 04101, serves as the Fund’s principal underwriter and distributor in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement between the Trust, on behalf of the Fund, and the Distributor (the “Distribution Agreement”), the Distributor acts as the Fund’s principal underwriter and distributor and provides certain administrative services and arranges for the sale of the Fund’s shares. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Distributor upon a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. These payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of Financial Intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the Financial Intermediaries’ client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of Financial Intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide such Financial Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.
As of the date of this SAI, the Advisor does not have agreements with any firms to pay such support payments. Future support payments may be structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Fund and the Predecessor Fund for the fiscal year ended October 31, 2025, as set forth in the Trust’s annual Form N-CSR, including the notes thereto and the report of the registered independent public accounting firm, are incorporated by reference into this SAI. You can obtain a copy of the financial statements contained in the Fund’s annual or semi-annual Form N-CSR without charge by calling the Fund at 1-800-617-0004.

APPENDIX A – PROXY VOTING POLICY
PROXY VOTING

Policy
Teramo, in its role as investment adviser to its Fund Clients, will have the responsibility to vote proxies for portfolio securities held on behalf of its Fund Clients. Due to the underlying investment strategies anticipated by the Firm, where portfolio securities will consist primarily of listed exchange traded funds (“ETFs”), the frequency in which the Firm expects to vote proxies is minimal, as the voting on behalf of the securities held in the ETFs will be done by the respective managers of each ETF, and not Teramo. In certain instances, the ETFS may issue shareholder proxies as the result corporate governance matters that may arise within each respective ETF. When prompted to vote a proxy for any of the ETFs, Teramo will follow the policy and procedures adopted herein.
The Firm’s policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
Responsibility
The Chief Operating Officer is responsible for the implementation and monitoring of Teramo’s Proxy Voting Policies and Procedures, including associated practices, disclosures and recordkeeping. The Chief Operating Officer may delegate responsibility for the performance of these activities (provided that he or she maintains records evidencing individuals to whom authority has been delegated) but oversight and ultimate responsibility remain with the Chief Operating Officer.
Procedures
Teramo has adopted various procedures to implement the firm’s Proxy Voting policy and reviews to monitor and ensure that the firm’s policy is observed, implemented properly and amended or updated, as appropriate. The procedures are as follows:
PROXY VOTING GUIDELINES
The guiding principle by which Teramo votes on all matters submitted to security holders is the maximization of the ultimate economic value of our Clients’ holdings. Teramo does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures.
It is the general policy of the Firm to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, Teramo reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if, in its judgement, the costs associated with voting such Proxy outweigh the benefits to Clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our Clients.
While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Teramo’s contractual
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obligations to our Clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Advisor believes appropriate).
As Teramo provides investment advisory services to registered, open-end investment companies, it will vote any proxies for the Fund clients in accordance with any applicable investment restrictions of the Fund client, if applicable.
CONFLICTS OF INTEREST IN CONNECTION WITH PROXY VOTING
The COO has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all Covered Persons are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above, according the first priority to the economic interests of Teramo’s Clients. If at any time any Covered Person becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any Client, he or she should contact Teramo’s CCO. If any Covered Person is pressured or lobbied either from within or outside of the Firm with respect to any particular voting decision, he or she should contact Teramo’s CCO. The CCO will use his or her best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the Clients.
RECORDKEEPING & REGULATORY REPORTING
For all proxies voted, Teramo will retain all records related the manner in which it voted proxies for securities held by its Fund clients. The COO will be responsible for maintaining all records related to the Firm’s proxy voting.
Form N-PX: On an annual basis, following the end of the 12-month period ending June 30, Teramo will furnish to the administrator of its Fund clients a full record detailing all how the Firm voted all proxies for the prior 12-month period.
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SERIES PORTFOLIOS TRUST (the “Trust”)
PART C

(Equable Shares Hedged Equity ETF)

OTHER INFORMATION

Item 28. Exhibits

(a)	(i)		Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
	(ii)		Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 4 on May 18, 2016.
(b)			Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 18 on October 31, 2016.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement between the Trust, on behalf of the Equable Shares Funds, and Teramo Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 39 on March 2, 2018.

		(A)	Amendment to Investment Advisory Agreement – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 109 on February 25, 2021.
(ii)
Investment Advisory Agreement between the Trust and Teramo Advisors, LLC – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 220 on August 13, 2025.

(e)	(i)
Distribution Agreement between the Trust, on behalf of the Equable Shares Funds, and Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 39 on March 2, 2018.

		(A)	Novation Agreement dated March 31, 2020 – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 109 on February 25, 2021.
(ii)
Amendment to ETF Distribution Agreement (Equable Shares Hedged Equity ETF) – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 220 on August 13, 2025.

(f)			Bonus or Profit Sharing Contracts – not applicable.
(g)	(i)
Custodian Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)
Amendment to Custodian Agreement with respect to Equable Shares Large Cap Fund – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 39 on March 2, 2018.

(B)
Amendment to Custodian Agreement with respect to Equable Shares Hedged Equity ETF – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 220 on August 13, 2025.

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(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)
Amendment to Fund Administration Servicing Agreement with respect to Equable Shares Large Cap Fund – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 39 on March 2, 2018.

(B)
Amendment to Fund Administration Servicing Agreement with respect to Equable Shares Hedged Equity ETF – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 220 on August 13, 2025.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)
Amendment to Fund Accounting Servicing Agreement with respect to Equable Shares Large Cap Fund – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 39 on March 2, 2018.

(B)
Amendment to Fund Accounting Agreement with respect to Equable Shares Hedged Equity ETF – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 220 on August 13, 2025.

(iii)
Amended and Restated Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 174 on August 17, 2023.

(A)
Amendment to Transfer Agent Agreement with respect to Equable Shares Large Cap Fund – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 39 on March 2, 2018.

(B)
Amendment to Transfer Agent Agreement with respect to Equable Shares Hedged Equity ETF – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 220 on August 13, 2025.

	(iv)	Power of Attorney dated April 24, 2025 - incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 218 on June 3, 2025.
	(v)	Operating Expenses Limitation Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 39 on March 2, 2018.
(A)
Amendment to Operating Expenses Limitation Agreement – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 109 on February 25, 2021.

(i)	(i)
Opinion and Consent of Counsel by Goodwin Procter LLP with respect to Equable Shares Funds – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 45 on May 30, 2018.

(ii)
Consent of Counsel by Kirkland and Ellis LLP with respect to Equable Shares Funds – incorporated by reference to the Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 191 on February 27, 2024.

(iii)
Opinion and Consent of Counsel with respect to Equable Shares Hedged Equity ETF – incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 220 on August 13, 2025.

(j)		Consent of Independent Registered Public Accounting Firm – to be filed by amendment.
(k)		Omitted Financial Statements – not applicable.
(l)		Initial Capital Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on November 20, 2015.
(m)		Rule 12b-1 Plan – not applicable.
(n)		Rule 18f-3 Plan – not applicable.

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(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 150 on November 14, 2022.
	(iii)	Code of Ethics for Teramo Advisors, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 39 on March 2, 2018.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII, Section 2 of the Registrant’s Amended and Restated Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated Bylaws, and Section 8 of the Distribution Agreement. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    The response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios

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3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
9.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena International Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Reverb ETF, Series of Advisors Series Trust
31.Scharf ETF, Series of Advisors Series Trust
32.Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.DoubleLine Funds Trust
47.AOT Growth and Innovation ETF, Series of EA Series Trust
48.ARS Focused Opportunities Strategy ETF, Series of EA Series Trust
49.Alpha Architect 1-3 Month Box ETF, Series of EA Series Trust
50.Alpha Architect Aggregate Bond ETF, Series of EA Series Trust
51.Alpha Architect Global Factor Equity ETF, Series of EA Series Trust
52.Alpha Architect High Inflation and Deflation ETF, Series of EA Series Trust
53.Alpha Architect International Quantitative Momentum ETF, Series of EA Series Trust
54.Alpha Architect International Quantitative Value ETF, Series of EA Series Trust

4

55.Alpha Architect Tail Risk ETF, Series of EA Series Trust
56.Alpha Architect U.S. Quantitative Momentum ETF, Series of EA Series Trust
57.Alpha Architect U.S. Quantitative Value ETF, Series of EA Series Trust
58.Alpha Architect US Equity ETF, Series of EA Series Trust
59.Alpha Blue Capital US Small-Mid Cap Dynamic ETF, Series of EA Series Trust
60.Altrius Global Dividend ETF, Series of EA Series Trust
61.Amplius Aggressive Asset Allocation ETF, Series of EA Series Trust
62.Argent Focused Small Cap ETF, Series of EA Series Trust
63.Argent Large Cap ETF, Series of EA Series Trust
64.Argent Mid Cap ETF, Series of EA Series Trust
65.Astoria US Equal Weight Quality Kings ETF, Series of EA Series Trust
66.Astoria US Quality Growth Kings ETF, Series of EA Series Trust
67.Bastion Energy ETF, Series of EA Series Trust
68.Bridges Capital Tactical ETF, Series of EA Series Trust
69.Burney U.S. Factor Rotation ETF, Series of EA Series Trust
70.Bushido Capital US Equity ETF, Series of EA Series Trust
71.Bushido Capital US SMID Cap Equity ETF, Series of EA Series Trust
72.Castellan Targeted Equity ETF, Series of EA Series Trust
73.Castellan Targeted Income ETF, Series of EA Series Trust
74.Coastal Compass 100 ETF, Series of EA Series Trust
75.Concourse Capital Focused Equity ETF, Series of EA Series Trust
76.Discipline Fund ETF, Series of EA Series Trust
77.Draco Evolution AI ETF, Series of EA Series Trust
78.EA Astoria Dynamic Core US Fixed Income ETF, Series of EA Series Trust
79.EA Bridgeway Blue Chip ETF, Series of EA Series Trust
80.EA Bridgeway Omni Small-Cap Value ETF, Series of EA Series Trust
81.Euclidean Fundamental Value ETF, Series of EA Series Trust
82.Freedom 100 Emerging Markets ETF, Series of EA Series Trust
83.Gadsden Dynamic Multi-Asset ETF, Series of EA Series Trust
84.Guru Favorite Stocks ETF, Series of EA Series Trust
85.Honeytree U.S. Equity ETF, Series of EA Series Trust
86.Intelligent Alpha Atlas ETF, Series of EA Series Trust
87.Keating Active ETF, Series of EA Series Trust
88.MC Trio Equity Buffered ETF, Series of EA Series Trust
89.MRBL Enhanced Equity ETF, Series of EA Series Trust
90.MarketDesk Focused U.S. Dividend ETF, Series of EA Series Trust
91.MarketDesk Focused U.S. Momentum ETF, Series of EA Series Trust
92.Matrix Advisors Value ETF, Series of EA Series Trust
93.RACWI US ETF, Series of EA Series Trust
94.Relative Sentiment Tactical Allocation ETF, Series of EA Series Trust
95.Research Affiliates Deletions ETF, Series of EA Series Trust
96.RockCreek Global Equality ETF, Series of EA Series Trust
97.Sarmaya Thematic ETF, Series of EA Series Trust
98.Sparkline Intangible Value ETF, Series of EA Series Trust
99.Sparkline International Intangible Value ETF, Series of EA Series Trust
100.Stance Sustainable Beta ETF, Series of EA Series Trust
101.Stocksnips AI-Powered Sentiment US All Cap ETF, Series of EA Series Trust
102.Strive 1000 Dividend Growth ETF, Series of EA Series Trust
103.Strive 1000 Growth ETF, Series of EA Series Trust
104.Strive 1000 Value ETF, Series of EA Series Trust
105.Strive 500 ETF, Series of EA Series Trust
106.Strive Emerging Markets Ex-China ETF, Series of EA Series Trust

5

107.Strive Enhanced Income Short Maturity ETF, Series of EA Series Trust
108.Strive International Developed Markets ETF, Series of EA Series Trust
109.Strive Mid-Cap ETF, Series of EA Series Trust
110.Strive Natural Resources and Security ETF, Series of EA Series Trust
111.Strive Small-Cap ETF, Series of EA Series Trust
112.Strive Total Return Bond ETF, Series of EA Series Trust
113.Strive U.S. Energy ETF, Series of EA Series Trust
114.Strive U.S. Semiconductor ETF, Series of EA Series Trust
115.Suncoast Select Growth ETF, Series of EA Series Trust
116.TBG Dividend Focus ETF, Series of EA Series Trust
117.Towle Value ETF, Series of EA Series Trust
118.WHITEWOLF Publicly Listed Private Equity ETF, Series of EA Series Trust
119.YOKE Core ETF, Series of EA Series Trust
120.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
121.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
122.AAM Crescent CLO ETF, Series of ETF Series Solutions
123.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
124.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
125.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
126.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
127.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
128.AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
129.AAM Transformers ETF, Series of ETF Series Solutions
130.Acquirers Deep Value ETF, Series of ETF Series Solutions
131.Aptus April Buffer, Series of ETF Series Solutions
132.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
133.Aptus Deferred Income ETF, Series of ETF Series Solutions
134.Aptus Defined Risk ETF, Series of ETF Series Solutions
135.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
136.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
137.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
138.Aptus January Buffer ETF, Series of ETF Series Solutions
139.Aptus July Buffer ETF, Series of ETF Series Solutions
140.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
141.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
142.Aptus October Buffer ETF, Series of ETF Series Solutions
143.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
144.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
145.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
146.BTD Capital Fund, Series of ETF Series Solutions
147.Carbon Strategy ETF, Series of ETF Series Solutions
148.ClearShares OCIO ETF, Series of ETF Series Solutions
149.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
150.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
151.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
152.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
153.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
154.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
155.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
156.Hoya Capital Housing ETF, Series of ETF Series Solutions
157.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
158.LHA Market State Tactical Q ETF, Series of ETF Series Solutions

6

159.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
160.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
161.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
162.Opus Small Cap Value ETF, Series of ETF Series Solutions
163.The Acquirers Fund, Series of ETF Series Solutions
164.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
165.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
166.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
167.U.S. Global JETS ETF, Series of ETF Series Solutions
168.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
169.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
170.US Vegan Climate ETF, Series of ETF Series Solutions
171.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
172.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
173.First American Funds Trust
174.FundX Investment Trust
175.The Glenmede Fund, Inc.
176.The GoodHaven Funds Trust
177.Harding, Loevner Funds, Inc.
178.Hennessy Funds Trust
179.Horizon Funds
180.Hotchkis & Wiley Funds
181.Intrepid Capital Management Funds Trust
182.Jacob Funds Inc.
183.The Jensen Quality Growth Fund Inc.
184.Kirr, Marbach Partners Funds, Inc.
185.Core Alternative ETF, Series of Listed Funds Trust
186.Optimized Equity Income ETF, Series of Listed Funds Trust
187.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
188.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
189.LKCM Funds
190.LoCorr Investment Trust
191.MainGate Trust
192.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
193.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
194.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
195.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
196.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
197.Kensington Active Advantage Fund, Series of Managed Portfolio Series
198.Kensington Defender Fund, Series of Managed Portfolio Series
199.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
200.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
201.Kensington Managed Income Fund, Series of Managed Portfolio Series
202.LK Balanced Fund, Series of Managed Portfolio Series
203.Leuthold Core ETF, Series of Managed Portfolio Series
204.Leuthold Core Investment Fund, Series of Managed Portfolio Series
205.Leuthold Global Fund, Series of Managed Portfolio Series
206.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
207.Leuthold Select Industries ETF, Series of Managed Portfolio Series
208.Muhlenkamp Fund, Series of Managed Portfolio Series
209.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
210.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series

7

211.Olstein All Cap Value Fund, Series of Managed Portfolio Series
212.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
213.Port Street Quality Growth Fund, Series of Managed Portfolio Series
214.Prospector Capital Appreciation Fund, Series of Managed Portfolio Series
215.Prospector Opportunity Fund, Series of Managed Portfolio Series
216.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
217.Reinhart International PMV Fund, Series of Managed Portfolio Series
218.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
219.Tremblant Global ETF, Series of Managed Portfolio Series
220.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
221.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
222.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
223.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
224.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
225.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
226.SWP Growth & Income ETF, Series of Manager Directed Portfolios
227.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
228.Mason Capital Fund Trust
229.Matrix Advisors Funds Trust
230.Monetta Trust
231.Nicholas Equity Income Fund, Inc.
232.Nicholas Fund, Inc.
233.Nicholas II, Inc.
234.Nicholas Limited Edition, Inc.
235.Oaktree Diversified Income Fund Inc.
236.Permanent Portfolio Family of Funds
237.Perritt Funds, Inc.
238.Procure ETF Trust II
239.Professionally Managed Portfolios
240.Provident Mutual Funds, Inc.
241.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
242.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
243.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
244.Aquarius International Fund, Series of The RBB Fund, Inc.
245.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
246.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
247.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
248.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
249.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
250.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
251.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
252.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
253.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
254.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
255.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
256.F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
257.F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
258.F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
259.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
260.F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
261.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
262.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.

8

263.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
264.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
265.F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
266.F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
267.F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
268.F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
269.F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
270.F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
271.F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
272.F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
273.F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
274.F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
275.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
276.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
277.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
278.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
279.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
280.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
281.MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
282.Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
283.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
284.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
285.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
286.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
287.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
288.SGI Global Equity Fund, Series of The RBB Fund, Inc.
289.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
290.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
291.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
292.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
293.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
294.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
295.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
296.The RBB Fund Trust
297.RBC Funds Trust
298.Rockefeller Municipal Opportunities Fund
299.SEG Partners Long/Short Equity Fund
300.Series Portfolios Trust
301.Tax-Exempt Private Credit Fund, Inc.
302.Thompson IM Funds, Inc.
303.Tortoise Capital Series Trust
304.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
305.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
306.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
307.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
308.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
309.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
310.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
311.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
312.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
313.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
314.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers

9

315.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
316.USQ Core Real Estate Fund
317.Wall Street EWM Funds Trust

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

    (c)    Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Registrant’s Investment Adviser	Teramo Advisors, LLC 9132 Strada Place, Suite 103 Naples, FL 34108
Item 34. Management Services
    Not applicable.
Item 35. Undertakings
    Not applicable.

10

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Series Portfolios Trust, certifies that this Post-Effective Amendment No. 220 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and it has duly caused this Post-Effective Amendment No. 235 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 23rd day of December, 2025.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 235 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Daniel B. Willey*	Trustee	December 23, 2025
Daniel B. Willey

Debra McGinty-Poteet*	Trustee	December 23, 2025
Debra McGinty-Poteet

Koji Felton*	Trustee	December 23, 2025
Koji Felton

/s/ Ryan L. Roell	President and Principal	December 23, 2025
Ryan L. Roell	Executive Officer

Doug M. Schafer*	Treasurer, Principal Financial	December 23, 2025
Doug M. Schafer	Officer and Principal Accounting
Officer

*By: /s/ Ryan L. Roell
Ryan L. Roell Attorney-In Fact pursuant to Power of Attorney